Triple-Net Lease Arrangements (Minimum Rents) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Future contracted minimum rentals leases
2015	$ 272,334
2016	268,185
2017	267,042
2018	269,486
2019	269,565
Thereafter	1,437,319
Total	$ 2,783,931